Share-Based Compensation - Share-Based Compensation Reserve Outstanding (Details) - Share- Based Compensation Reserve - ADS Options - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	₸ 31,774	₸ 34,810
Share options accrued	15,476	16,963
Share options exercised	(19,312)	(19,999)
Ending balance	₸ 27,938	₸ 31,774